Notes Receivable (Summary of Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable
Total notes receivable	$ 102,897	$ 111,205
Face value of discounted notes	104,013	103,471
Par value notes [Member]
Notes Receivable
Notes receivable	5,439	15,695
Discounted notes [Member]
Notes Receivable
Notes receivable	$ 97,458	$ 95,510